Cover	Sep. 27, 2026
Cover [Abstract]
Entity Registrant Name	First America Resources Corporation
Entity Central Index Key	0001525306
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Sep. 27, 2026
Entity File Number	000-56816
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-2563052
Entity Address Address Line 1	1000 East Armstrong Street
Entity Address City Or Town	Morris
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60450
City Area Code	815
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	941-9888